Significant transactions (Details) - USD ($)				12 Months Ended
	May 27, 2020	Apr. 02, 2019	Mar. 13, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Sep. 23, 2019	Apr. 09, 2019	Dec. 19, 2018	Dec. 17, 2018
Disclosure of detailed information about business combination [line items]
Proceeds from borrowings	$ 750,000,000
Borrowings, interest rate	2.60%
Financial debts				$ 4,118,000,000	$ 3,479,000,000			$ 3,500,000,000
Cash paid for intercompany transactions related to spin-off		$ 3,100,000,000
Net assets								$ 20,000,000,000.0
Net identifiable assets acquired				0	418,000,000	$ 287,000,000
Acquired research & development				0	505,000,000	0
Currently marketed products				0	0	346,000,000
Goodwill				0	6,000,000	4,000,000
Consideration paid (received)				0	283,000,000	239,000,000
Cash and cash equivalents				$ 0	$ 6,000,000	$ 5,000,000
PowerVision, Inc. [Member]
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired			100.00%
Consideration transferred, acquisition-date fair value			$ 424,000,000
Cash transferred			289,000,000
Contingent liabilities recognised as of acquisition date			135,000,000
Net identifiable assets acquired			418,000,000
Acquired research & development			505,000,000
Net deferred tax liabilities recognised			93,000,000
Other net assets recognised as of acquisition date			6,000,000
Goodwill			6,000,000
Consideration paid (received)			$ 283,000,000
TrueVision Systems, Inc. [Member]
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired									100.00%
Consideration transferred, acquisition-date fair value									$ 146,000,000
Cash transferred									110,000,000
Contingent liabilities recognised as of acquisition date									36,000,000
Net identifiable assets acquired									144,000,000
Currently marketed products									172,000,000
Net deferred tax liabilities recognised									29,000,000
Other net assets recognised as of acquisition date									1,000,000
Goodwill									$ 2,000,000
Tear Film Innovations, Inc. [Member]
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired										100.00%
Consideration transferred, acquisition-date fair value										$ 145,000,000
Cash transferred										79,000,000
Contingent liabilities recognised as of acquisition date										66,000,000
Net identifiable assets acquired										143,000,000
Currently marketed products										174,000,000
Net deferred tax liabilities recognised										37,000,000
Other net assets recognised as of acquisition date										1,000,000
Goodwill										2,000,000
Cash and cash equivalents										$ 5,000,000
Senior notes due 2026 [member]
Disclosure of detailed information about business combination [line items]
Borrowings, interest rate							2.75%
Notional amount							$ 500,000,000
Senior notes due 2029 [member]
Disclosure of detailed information about business combination [line items]
Borrowings, interest rate							3.00%
Notional amount							$ 1,000,000,000
Senior notes due 2049 [member]
Disclosure of detailed information about business combination [line items]
Borrowings, interest rate							3.80%
Notional amount							$ 500,000,000
Bridge and other term loans [member]
Disclosure of detailed information about business combination [line items]
Proceeds from borrowings		$ 3,200,000,000
Bridge and Term Loans
Disclosure of detailed information about business combination [line items]
Notional amount							$ 2,000,000,000.0